Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 12,726	Taxes	UNITED STATES	snj:US-PA	U.S. Federal Government [Member]	High CV Thermal PA/Coal/Underground Mining [Member]	Coal [Member]	High CV Thermal [Member]	Underground Mining
#: 2
	2,815	Fees	UNITED STATES	snj:US-PA	U.S. Federal Government [Member]	High CV Thermal PA/Coal/Underground Mining [Member]	Coal [Member]	High CV Thermal [Member]	Underground Mining
#: 3
	226	Comm. Social Resp.	UNITED STATES	snj:US-PA	U.S. Federal Government [Member]	High CV Thermal PA/Coal/Underground Mining [Member]	Coal [Member]	High CV Thermal [Member]	Underground Mining
#: 4
	8,033	Royalties	UNITED STATES	snj:US-CO	U.S. Federal Government [Member]	High CV Thermal CO/Coal/Underground Mining [Member]	Coal [Member]	High CV Thermal [Member]	Underground Mining
#: 5
	2,274	Taxes	UNITED STATES	snj:US-CO	U.S. Federal Government [Member]	High CV Thermal CO/Coal/Underground Mining [Member]	Coal [Member]	High CV Thermal [Member]	Underground Mining
#: 6
	374	Fees	UNITED STATES	snj:US-CO	U.S. Federal Government [Member]	High CV Thermal CO/Coal/Underground Mining [Member]	Coal [Member]	High CV Thermal [Member]	Underground Mining
#: 7
	581	Taxes	UNITED STATES	snj:US-WV	U.S. Federal Government [Member]	Metallurgical WV/Coal/Underground Mining [Member]	Coal [Member]	Metallurgical [Member]	Underground Mining
#: 8
	1,531	Fees	UNITED STATES	snj:US-WV	U.S. Federal Government [Member]	Metallurgical WV/Coal/Underground Mining [Member]	Coal [Member]	Metallurgical [Member]	Underground Mining
#: 9
	95	Comm. Social Resp.	UNITED STATES	snj:US-WV	U.S. Federal Government [Member]	Metallurgical WV/Coal/Underground Mining [Member]	Coal [Member]	Metallurgical [Member]	Underground Mining
#: 10
	61,462	Royalties	UNITED STATES	snj:US-WY	U.S. Federal Government [Member]	Powder River Basin WY/Coal/Open Pit [Member]	Coal [Member]	Powder River Basin [Member]	Open Pit
#: 11
	25,443	Taxes	UNITED STATES	snj:US-WY	U.S. Federal Government [Member]	Powder River Basin WY/Coal/Open Pit [Member]	Coal [Member]	Powder River Basin [Member]	Open Pit
#: 12
	11,199	Fees	UNITED STATES	snj:US-WY	U.S. Federal Government [Member]	Powder River Basin WY/Coal/Open Pit [Member]	Other [Member]	Powder River Basin [Member]	Open Pit
#: 13
	934	Taxes	UNITED STATES		U.S. Federal Government [Member]		Other [Member]	Corporate and Other [Member]	Underground Mining
#: 14
	450	Taxes	UNITED STATES		U.S. Federal Government [Member]		Other [Member]	Corporate and Other [Member]	Underground Mining
#: 15
	311	Taxes	UNITED STATES		U.S. Federal Government [Member]		Other [Member]	Corporate and Other [Member]	Underground Mining
#: 16
	268	Taxes	UNITED STATES		U.S. Federal Government [Member]		Other [Member]	Corporate and Other [Member]	Underground Mining
#: 17
	1,393	Comm. Social Resp.	UNITED STATES	snj:US-KY	U.S. Federal Government [Member]		Other [Member]	Corporate and Other [Member]	Underground Mining
#: 18
	1,102	Comm. Social Resp.	UNITED STATES	snj:US-WV	U.S. Federal Government [Member]		Other [Member]	Corporate and Other [Member]	Underground Mining
#: 19
	754	Comm. Social Resp.	UNITED STATES	snj:US-VA	U.S. Federal Government [Member]		Other [Member]	Corporate and Other [Member]	Underground Mining
#: 20
	337	Comm. Social Resp.	UNITED STATES	snj:US-OH	U.S. Federal Government [Member]		Other [Member]	Corporate and Other [Member]	Underground Mining
#: 21
	137	Comm. Social Resp.	UNITED STATES	snj:US-UT	U.S. Federal Government [Member]		Other [Member]	Corporate and Other [Member]	Underground Mining
#: 22
	132	Comm. Social Resp.	UNITED STATES	snj:US-PA	U.S. Federal Government [Member]		Other [Member]	Corporate and Other [Member]	Underground Mining
#: 23
	71	Comm. Social Resp.	UNITED STATES	snj:US-IL	U.S. Federal Government [Member]		Other [Member]	Corporate and Other [Member]	Underground Mining
#: 24
	$ 14	Comm. Social Resp.	UNITED STATES	snj:US-TN	U.S. Federal Government [Member]		Other [Member]	Corporate and Other [Member]	Underground Mining